SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Accrued Liabilities - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accrued Liabilities [Abstract]
Payroll		$ 169,965	$ 4,878
Legal and accounting services		39,103	0
Interest and other		27,458	0
Accrued expenses	$ 107,040	$ 236,526	$ 4,878